Amount Due From/To Related Parties (Details) - Schedule of Statement of Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Statement of Comprehensive Income [Abstract]
Revenues from Du and Mobily	$ 785,384	$ 538,509
Fees paid to Du and Mobily (cost of revenue)	$ (147,697)	$ (125,788)